Convertible Notes and Warrant Liability (Details) - Schedule of Warrants Outstanding - Warrants Outstanding [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Series B Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	33,605
Issued
Exercised
Balance at end	33,605	33,605
Purchase Agreement [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	3,587
Issued		3,587
Exercised
Balance at end	3,587	3,587
August 2023 [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	62,223
Issued		222,223
Exercised
Balance at end	62,223	62,223
G E M Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	2,270
Issued
Exercised
Balance at end	2,270	2,270
First Tranche [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	1,543
Issued
Exercised
Balance at end	1,543	1,543
Second Tranche [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning	6,281
Issued
Exercised
Balance at end	6,281	6,281